CREDIT RISK CONCENTRATIONS (Details Narrative)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Revenue [Member] | Two Tenants [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	26.86%	27.54%
Receivables [Member] | Three Tenants [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	54.96%	51.45%